SHARE-BASED PAYMENTS - Restricted performance share units outstanding (Details) - RPSUs EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2024 EquityInstruments $ / shares	Dec. 31, 2023 EquityInstruments $ / shares
Share-based payment transaction
Vesting period	3 years
Balance at January 1 | EquityInstruments	4,091	3,394
Granted | EquityInstruments	1,539	2,028
Reinvested | EquityInstruments	72	103
Redeemed | EquityInstruments	(611)	(463)
Forfeited | EquityInstruments	(883)	(971)
Outstanding at end of period | EquityInstruments	4,208	4,091
Balance at January 1 | $ / shares	$ 6.47	$ 8.06
Granted | $ / shares	$ 6.87	$ 4.68
Reinvested | $ / shares	6.15	6.08
Redeemed | $ / shares	$ 8.79	$ 8.13
Forfeited | $ / shares	7.17	7.43
Outstanding at end of period | $ / shares	$ 6.13	$ 6.47